Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Oct. 06, 2025 USD ($) shares $ / shares Rate	Apr. 03, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The compensation committee’s practice is to not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. The compensation committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for grants to named executive officers in 2025.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee’s practice is to not grant equity awards in anticipation of the release of material, nonpublic information
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table sets forth information regarding options grants made to the named executive officers during fiscal year 2025 within the period commencing four business days prior to or the one business day following the filing by the Company of a Form 10-K, 10-Q or a Form 8-K that discloses material non-public information as required under Item 4.02(x) of Regulation S-K. As noted below, the stock options granted to Messrs. Basta and Narula were granted in connection with their commencement of employment in 2025 and such stock options were granted on or around the filing of the Form 8-K announcing the respective executive’s commencement of employment, which was the trigger for the obligation to provide the disclosure below.

Name and Principal Position (as of December 31, 2025)	Grant Date	Number of Securities Underlying the Award		Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award (1)

Percentage Increase (Decrease) in the Closing Market Price of the Securities Underlying the Award between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Steven Basta	4/3/2025	1,085,000	(2)	5.01	3,983,144	(18.3%)
President and Chief Executive Officer

Sanjeev Narula	10/6/2025	200,000	(3)	11.61	1,726,000	(4.9%)
Chief Financial and Business Officer

Anne Marie Cook	—	—		—	—	—
Chief Legal Officer and Secretary

Terrie Curran	—	—		—	—	—
Former President and Chief Executive Officer

Azmi Nabulsi, M.D., M.P.H.	—	—		—	—	—
Former Chief Operating Officer

(1)
The amounts are valued based on the aggregate grant date fair value of the option awards granted on the applicable date in accordance with ASC 718. See Note 7 to our financial statements in our 2025 Form 10‑K for a discussion of the relevant assumptions used in determining the grant date fair value pursuant to ASC 718.
(2)
Represents stock options granted in connection with Mr. Basta’s commencement of employment that will vest with respect to 25% of the shares of common stock underlying the option on April 3, 2026, and with respect to the remaining shares in equal monthly installments over the following three years, subject to continued service on the applicable vesting date. Mr. Basta’s stock options were granted on the same filing date of the filing of the Form 8-K announcing Mr. Basta’s commencement of employment as our President and Chief Executive Officer.
(3)
Represents stock options granted in connection with Mr. Narula’s commencement of employment that will vest with respect to 25% of the shares of common stock underlying the option on October 6, 2026, and with respect to the remaining shares in equal monthly installments over the following three years, subject to continued service on the applicable vesting date. Mr. Narula’s stock options were granted two business days after the filing of the Form 8-K announcing Mr. Narula’s commencement of employment as our Chief Financial and Business Officer.

Steven Basta [Member]
Awards Close in Time to MNPI Disclosures
Name			Steven Basta
Underlying Securities | shares			1,085,000
Exercise Price | $ / shares			$ 5.01
Fair Value as of Grant Date | $			$ 3,983,144
Underlying Security Market Price Change | Rate			(18.30%)
Sanjeev Narula [Member]
Awards Close in Time to MNPI Disclosures
Name		Sanjeev Narula
Underlying Securities | shares		200,000
Exercise Price | $ / shares		$ 11.61
Fair Value as of Grant Date | $		$ 1,726,000
Underlying Security Market Price Change | Rate		(4.90%)